Retirement benefit plan (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Obligation [Member]
Defined benefit pension plan amount recognized in balance sheet [Abstract]
Defined benefit obligation	SFr (30,213)	SFr (26,624)	SFr (17,942)
Fair value of plan assets	22,749	19,139	12,277
Total liability	(7,464)	(7,485)	(5,665)
Defined Benefit Plan [Member]
Net pension cost in statement of income [Abstract]
Service cost	1,626	1,313	1,095
Interest cost	71	195	100
Interest income	(42)	(133)	(65)
Net pension cost	1,655	1,375	1,130
Defined Benefit Plan [Member] | Defined Benefit Obligation [Member]
Net pension cost in statement of income [Abstract]
Service cost	1,626	1,313	1,095
Interest cost	SFr 71	SFr 195	SFr 100
Employee [Member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions paid to the plan by computing percentage in salary	47.00%
Employer [Member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions paid to the plan by computing percentage in salary	53.00%
Percentage increase in plan assets	10.00%
Increase in plan assets	SFr 1,200